Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management [Line Items]
Bank borrowings	$ 77,040	$ 83,760
Unsecured obligations	2,125,010	1,598,730
Subtotal	2,202,050	1,682,490
Hedging liabilities	63,270	50,430
Derivative financial instruments	3,170	2,860
Subtotal	66,440	53,290
Current and non-current lease liabilities	22,983
Trade accounts payable and other accounts payable	205,790	163,751
Total	1,518,926	1,517,727
Less than 1 year [member]
Financial risk management [Line Items]
Bank borrowings	2,170	4,100
Unsecured obligations	326,340	61,370
Subtotal	328,510	65,470
Hedging liabilities	6,570	5,520
Derivative financial instruments	3,170	2,860
Subtotal	9,740	8,380
Current and non-current lease liabilities	8,903
Trade accounts payable and other accounts payable	205,700	163,170
Total	552,853	237,020
1 to 5 years [member]
Financial risk management [Line Items]
Bank borrowings	74,870	79,660
Unsecured obligations	614,290	823,760
Subtotal	689,160	903,420
Hedging liabilities	24,330	15,640
Derivative financial instruments	0	0
Subtotal	24,330	15,640
Trade accounts payable and other accounts payable	0	580
Total	736,473	919,640
Over 5 years [member]
Financial risk management [Line Items]
Bank borrowings	0	0
Unsecured obligations	1,184,380	713,600
Subtotal	1,184,380	713,600
Hedging liabilities	32,370	29,270
Derivative financial instruments	0	0
Subtotal	32,370	29,270
Trade accounts payable and other accounts payable	0	0
Total	1,227,496	742,870
Carrying amount [Member]
Financial risk management [Line Items]
Bank borrowings	70,190	70,250
Unsecured obligations	1,697,110	1,273,070
Subtotal	1,767,300	1,343,320
Hedging liabilities	23,660	17,320
Derivative financial instruments	3,170	2,860
Subtotal	26,830	20,180
Current and non-current lease liabilities	42,632
Trade accounts payable and other accounts payable	205,700	163,750
Total	$ 2,042,462	$ 1,527,250